Vanguard® Global ex-U.S. Real Estate Index Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Australia (11.0%)
	Goodman Group	7,083,464	150,479
	Scentre Group	18,073,072	51,219
	Stockland	8,391,354	31,397
	Charter Hall Group	1,638,369	26,091
	GPT Group	6,635,168	24,378
	Vicinity Ltd.	13,542,882	23,105
	Mirvac Group	13,666,749	18,980
	Dexus	3,725,264	17,379
	National Storage REIT	4,865,257	9,323
	Lendlease Corp. Ltd.	2,272,256	7,604
	Region Group	4,020,996	6,449
	Charter Hall Long Wale REIT	2,272,015	6,145
	HomeCo Daily Needs REIT	6,501,540	5,834
	BWP Property Group Ltd.	1,956,642	5,084
	Charter Hall Retail REIT	1,749,124	4,763
	Ingenia Communities Group	1,409,052	4,620
	Centuria Industrial REIT	1,821,422	4,116
	Waypoint REIT Ltd.	2,269,329	3,868
	Centuria Capital Group	2,868,547	3,846
	Arena REIT	1,394,435	3,434
*	Gemlife Communities Group	750,309	2,624
	DigiCo Infrastructure REIT	1,417,470	2,527
	Charter Hall Social Infrastructure REIT	1,133,855	2,292
	Rural Funds Trust	1,355,102	1,912
	Cromwell Property Group	5,823,355	1,661
	Dexus Industria REIT	892,329	1,592
	Abacus Storage King	1,415,654	1,523
	Growthpoint Properties Australia Ltd.	944,605	1,504
	Cedar Woods Properties Ltd.	246,571	1,390
*,1	Lifestyle Communities Ltd.	355,444	1,364
	Abacus Group	1,488,095	1,196
	Centuria Office REIT	1,366,382	1,016
*	HealthCo REIT	1,467,589	746
			429,461
Austria (0.2%)
	CA Immobilien Anlagen AG	132,898	3,966
*,1	CPI Europe AG	115,768	2,135
			6,101
Belgium (1.9%)
	Warehouses De Pauw CVA	658,331	18,654
	Aedifica SA	164,727	14,506
	Cofinimmo SA	131,943	13,719
	Montea NV	72,712	6,159
	VGP NV	46,319	5,680
	Xior Student Housing NV	133,994	4,459
	Shurgard Self Storage Ltd. (XBRU)	108,368	3,934
	Retail Estates NV	44,943	3,445
[1]	Care Property Invest NV	146,157	2,118
	Ascencio	20,593	1,350
*	Vastned NV	28,316	1,008
			75,032
Brazil (0.3%)
	Allos SA	479,485	2,815
	Iguatemi SA (BVMF)	434,452	2,353
	JHSF Participacoes SA	1,091,832	1,981
	Multiplan Empreendimentos Imobiliarios SA	185,107	1,159
	Lavvi Empreendimentos Imobiliarios SA	264,512	899
	Moura Dubeux Engenharia SA	157,978	858

		Shares	Market Value ($000)
	LOG Commercial Properties e Participacoes SA	116,227	614
			10,679
Canada (1.9%)
	Canadian Apartment Properties REIT	264,986	7,504
	RioCan REIT	499,669	7,159
	Granite REIT	105,427	6,802
	Choice Properties REIT	557,223	6,237
	First Capital REIT	359,653	5,227
	SmartCentres REIT	244,742	4,797
	Dream Industrial REIT	485,113	4,582
	Boardwalk REIT	83,024	4,198
	H&R REIT	443,415	3,501
	StorageVault Canada Inc.	773,484	2,818
	Killam Apartment REIT	205,455	2,647
	Primaris REIT	200,634	2,439
	InterRent REIT	238,624	2,336
	CT REIT	185,987	2,229
	Allied Properties REIT	215,477	2,223
	Crombie REIT	186,123	2,132
	NorthWest Healthcare Properties REIT	423,072	1,737
	DREAM Unlimited Corp. Class A	81,281	1,171
	Slate Grocery REIT Class U	97,304	1,106
[1]	Artis REIT	159,403	1,044
[2]	Minto Apartment REIT	62,086	794
	Morguard North American Residential REIT	59,223	794
	Nexus Industrial REIT	121,015	699
	Dream Office REIT	27,039	373
			74,549
Chile (0.7%)
	Plaza SA	2,666,919	11,600
	Parque Arauco SA	2,299,622	9,774
	Cencosud Shopping SA	1,674,107	5,365
			26,739
China (4.9%)
	China Resources Land Ltd.	9,888,446	38,725
	China Overseas Land & Investment Ltd.	12,890,210	23,102
[2]	China Resources Mixc Lifestyle Services Ltd.	2,053,600	12,145
[1,2]	Longfor Group Holdings Ltd.	6,830,008	8,982
	Country Garden Services Holdings Co. Ltd.	7,301,000	6,037
[1]	Greentown China Holdings Ltd.	3,414,314	4,887
	C&D International Investment Group Ltd.	2,161,000	4,451
*,1	Sunac China Holdings Ltd.	27,347,000	4,234
	China Jinmao Holdings Group Ltd.	18,275,054	4,048
*,1	China Vanke Co. Ltd. Class H	7,837,083	3,808
*	Seazen Group Ltd.	8,814,666	2,943
	Yuexiu Property Co. Ltd.	4,830,982	2,814
*,2	Evergrande Property Services Group Ltd.	17,903,000	2,772
	Greentown Service Group Co. Ltd.	4,590,000	2,669
[1]	Shoucheng Holdings Ltd.	10,104,000	2,633
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	429,897	2,568
[1]	Onewo Inc. Class H	961,600	2,410
	Poly Property Services Co. Ltd. Class H	521,200	2,263
	Poly Property Group Co. Ltd.	7,493,048	2,256
	China Overseas Grand Oceans Group Ltd.	6,068,079	2,053
	Hainan Airport Infrastructure Co. Ltd. Class A	3,165,652	2,041
*,1	Country Garden Holdings Co. Ltd.	45,310,000	1,708
*	Seazen Holdings Co. Ltd. Class A	646,363	1,645
	K Wah International Holdings Ltd.	4,920,000	1,636
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	3,641,699	1,544
*	Hopson Development Holdings Ltd.	3,416,589	1,522
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	888,516	1,484
	Youngor Group Co. Ltd. Class A	1,273,920	1,348
*	Quzhou Xin'an Development Co. Ltd. Class A	2,359,599	1,257
*	Guangdong Hong Kong Greater Bay Area Holdings Ltd.	1,356,000	1,187
	Shanghai Lingang Holdings Corp. Ltd. Class A	660,824	1,116
	Shui On Land Ltd.	12,285,538	1,085
[1,2]	Sunac Services Holdings Ltd.	5,402,000	995
	Yuexiu REIT	9,063,970	986
*	Vantone Neo Development Group Co. Ltd. Class A	532,811	954

		Shares	Market Value ($000)
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	2,284,795	901
*,1	Shenzhen Investment Ltd.	8,014,201	893
*,1	Logan Group Co. Ltd.	4,560,984	829
*	Greenland Holdings Corp. Ltd. Class A	3,466,871	818
*	Winnovation Culturaltainment Development Ltd. Class A	1,657,510	802
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	660,385	779
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	511,444	778
	Poly Developments & Holdings Group Co. Ltd. Class A	752,946	738
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	944,567	723
	Chengdu Hi-tech Development Co. Ltd. Class A	99,023	721
[1]	Ever Sunshine Services Group Ltd.	3,054,000	716
	Shanghai Vital Microtech Co. Ltd. Class A	261,399	712
*	Grandjoy Holdings Group Co. Ltd. Class A	1,238,103	697
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	219,449	697
	Tomson Group Ltd.	2,028,000	694
[1,2]	A-Living Smart City Services Co. Ltd. Class H	2,242,250	673
	C&D Property Management Group Co. Ltd.	1,943,000	669
*	China Enterprise Co. Ltd. Class A	1,473,699	626
	Nanjing Gaoke Co. Ltd. Class A	481,394	626
*	Gemdale Corp. Class A	1,267,227	593
*	Beijing Capital Development Co. Ltd. Class A	701,374	564
	Shanghai SMI Holding Co. Ltd. Class A	723,994	552
*,1	Radiance Holdings Group Co. Ltd.	2,303,000	535
	Tibet Urban Development & Investment Co. Ltd. Class A	271,735	527
*	Zhuhai Zhumian Group Co. Ltd.	532,938	515
	China Merchants Property Operation & Service Co. Ltd. Class A	302,837	513
	China World Trade Center Co. Ltd. Class A	171,124	506
*,1	Guangzhou R&F Properties Co. Ltd. Class H	6,870,613	500
*	Shimao Group Holdings Ltd.	16,971,500	496
	Huafa Industrial Co. Ltd. Zhuhai Class A	786,519	482
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	588,743	476
*	Hefei Urban Construction Development Co. Ltd. Class A	235,607	473
[2]	Midea Real Estate Holding Ltd.	876,000	472
*	Shenzhen Zhenye Group Co. Ltd. Class A	362,900	467
*	SOHO China Ltd.	6,769,045	459
*	Greattown Holdings Ltd. Class A	623,671	450
*	Shanghai Industrial Development Co. Ltd. Class A	540,600	433
	Yuexiu Services Group Ltd.	1,390,500	431
*	Jiangsu Dagang Co. Ltd. Class A	164,600	414
*	Shunfa Hengneng Corp. Class A	679,820	406
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd. Class A	149,800	393
*	Red Star Macalline Group Corp. Ltd. Class A	1,024,281	389
*,1	Gemdale Properties & Investment Corp. Ltd.	16,716,000	385
*	Bright Real Estate Group Co. Ltd. Class A	627,400	371
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	262,488	368
*	Financial Street Holdings Co. Ltd. Class A	866,351	353
*	Cinda Real Estate Co. Ltd. Class A	709,022	351
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	228,112	347
*	China Union Holdings Ltd. Class A	404,787	346
*	China Vanke Co. Ltd. Class A	486,996	342
*,3	S-Enjoy Service Group Co. Ltd.	953,000	342
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	340,600	340
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	768,024	335
	China Sports Industry Group Co. Ltd. Class A	240,900	330
*	Sanxiang Impression Co. Ltd. Class A	340,700	329
*,1	Sino-Ocean Group Holding Ltd.	24,958,926	322
	Shenzhen SEG Co. Ltd. Class A	247,580	321
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	401,700	316
*,1,2	Shimao Services Holdings Ltd.	3,725,000	306
*,2	Red Star Macalline Group Corp. Ltd. Class H	1,806,036	303
	Suning Universal Co. Ltd. Class A	873,947	294
*	RiseSun Real Estate Development Co. Ltd. Class A	1,255,088	292
*,1	Agile Group Holdings Ltd.	7,552,159	275
*	Hainan Expressway Co. Ltd. Class A	296,900	271
	Haining China Leather Market Co. Ltd. Class A	363,500	259
*,1	CIFI Holdings Group Co. Ltd.	19,608,000	258
*	China Fortune Land Development Co. Ltd. Class A	1,123,810	252
	Shenzhen Heungkong Holding Co. Ltd. Class A	915,600	245
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	323,600	243
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	424,000	239

		Shares	Market Value ($000)
	Shanghai Huitong Energy Resources Co. Ltd. Class A	58,100	232
*	Beijing Hualian Department Store Co. Ltd. Class A	788,500	222
*	China Wuyi Co. Ltd. Class A	465,678	208
*,3	China South City Holdings Ltd.	14,838,111	203
*	Beijing North Star Co. Ltd. Class A	763,100	197
	Guangdong Shirongzhaoye Co. Ltd. Class A	223,300	197
*	Shenzhen Properties & Resources Development Group Ltd. Class A	152,784	196
*	Rongan Property Co. Ltd. Class A	677,126	178
*,3	Datang Group Holdings Ltd.	1,172,000	75
	Wanda Hotel Development Co. Ltd.	4,883,000	58
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,369,822	—
*,3	Yango Group Co. Ltd. Class A	1,591,019	—
*,3	Guangdong Highsun Group Co. Ltd. Class A	906,503	—
*,3	Jiayuan International Group Ltd.	15,242,000	—
			191,947
Egypt (0.2%)
	Talaat Moustafa Group	3,509,930	6,466
*	Palm Hills Developments SAE	4,574,151	837
	Madinet Masr For Housing & Development	3,484,611	358
*	Six of October Development & Investment	638,979	225
			7,886
Finland (0.2%)
*	Kojamo OYJ	633,367	7,162
	Citycon OYJ	316,057	1,425
			8,587
France (3.1%)
*	Unibail-Rodamco-Westfield	422,010	46,659
	Klepierre SA	765,487	29,489
	Gecina SA	180,782	16,605
	Covivio SA	189,502	12,107
*	Carmila SA	219,144	4,241
	Mercialys SA	324,217	4,079
	Altarea SCA	22,671	3,127
	ICADE	107,579	2,657
*	Nexity SA	169,734	1,919
			120,883
Germany (3.4%)
	Vonovia SE	2,912,537	85,277
	LEG Immobilien SE (XETR)	261,744	18,926
	TAG Immobilien AG	654,948	11,111
*	Aroundtown SA	2,448,134	7,780
	Deutsche Wohnen SE	166,178	4,132
	Grand City Properties SA	232,826	2,609
	PATRIZIA SE	140,996	1,427
	Hamborner REIT AG	252,605	1,401
	Deutsche EuroShop AG	42,615	974
			133,637
Greece (0.1%)
*	LAMDA Development SA	279,994	2,351
*	Dimand SA	28,081	434
			2,785
Hong Kong (8.1%)
	Sun Hung Kai Properties Ltd.	5,321,441	85,456
	Link REIT	8,963,886	41,214
	CK Asset Holdings Ltd.	6,782,613	39,733
	Hongkong Land Holdings Ltd.	3,452,512	29,294
	Wharf Real Estate Investment Co. Ltd.	5,568,652	19,333
	Sino Land Co. Ltd.	12,657,022	19,048
	Henderson Land Development Co. Ltd.	4,686,936	18,643
[1]	Wharf Holdings Ltd.	3,282,652	10,614
	Swire Properties Ltd.	3,388,000	10,269
	Hang Lung Properties Ltd.	6,109,932	7,373
*,1	New World Development Co. Ltd.	4,692,000	6,827
	Hang Lung Group Ltd.	2,905,103	6,256
	Kerry Properties Ltd.	2,007,332	6,094
	Hysan Development Co. Ltd.	2,045,655	5,618
	Fortune REIT	5,249,861	3,412

		Shares	Market Value ($000)
	Champion REIT	6,363,512	2,058
	Great Eagle Holdings Ltd.	751,000	1,550
*,1	Art Group Holdings Ltd.	5,365,000	935
*	GR Life Style Co. Ltd.	2,896,000	849
	Prosperity REIT	4,464,000	840
	Sunlight REIT	2,628,400	811
	Dynamic Holdings Ltd.	484,000	736
	SF REIT	1,767,000	631
			317,594
India (3.3%)
	DLF Ltd.	2,235,015	15,476
	Embassy Office Parks REIT	3,027,673	14,300
	Phoenix Mills Ltd.	657,156	11,945
[2]	Macrotech Developers Ltd.	1,073,456	11,354
	Prestige Estates Projects Ltd.	582,885	9,272
*	Godrej Properties Ltd.	522,596	8,971
[2]	Brookfield India Real Estate Trust	1,923,283	7,384
	Oberoi Realty Ltd.	403,825	6,554
	Nexus Select Trust	3,625,731	6,085
	Knowledge Realty Trust	3,216,791	4,297
[2]	Mindspace Business Parks REIT	764,640	4,145
	Brigade Enterprises Ltd.	482,751	3,955
	Anant Raj Ltd.	501,941	2,760
	Aditya Birla Real Estate Ltd.	189,627	2,604
	Sobha Ltd. (XNSE)	133,068	2,102
*	Embassy Developments Ltd.	2,308,994	1,666
*	SignatureGlobal India Ltd.	140,439	1,376
	Mahindra Lifespace Developers Ltd.	343,996	1,375
	NESCO Ltd.	89,424	1,109
*	Valor Estate Ltd.	842,925	979
	Sunteck Realty Ltd.	212,644	926
*	Max Estates Ltd.	189,743	795
*	Raymond Realty Ltd.	119,427	659
*	TARC Ltd.	363,379	605
	Ganesh Housing Ltd.	75,821	603
	Marathon Nextgen Realty Ltd.	104,211	587
	Keystone Realtors Ltd.	105,961	574
*	Awfis Space Solutions Ltd.	135,210	571
*	Hemisphere Properties India Ltd.	398,239	563
*	Puravankara Ltd.	212,456	542
*	Sri Lotus Developers & Realty Ltd.	290,808	475
	Ashiana Housing Ltd.	147,381	474
	Ajmera Realty & Infra India Ltd.	281,700	464
*	Unitech Ltd.	8,813,417	412
*	Hubtown Ltd.	164,931	371
	Arvind SmartSpaces Ltd.	63,914	370
*	Kolte-Patil Developers Ltd.	82,671	335
	Shipping Corp. of India Land & Assets Ltd.	606,662	296
*	Shriram Properties Ltd.	362,915	294
	Alembic Ltd.	263,179	266
			127,891
Indonesia (0.3%)
	Pantai Indah Kapuk Dua Tbk PT	6,290,753	3,481
*	MNC Tourism Indonesia Tbk PT	237,314,900	2,648
	Ciputra Development Tbk PT	30,212,891	1,498
*	Bumi Serpong Damai Tbk PT	24,272,727	1,300
	Pakuwon Jati Tbk PT	48,303,228	1,036
	Summarecon Agung Tbk PT	34,831,781	822
	Kawasan Industri Jababeka Tbk PT	56,218,600	764
*	Lippo Karawaci Tbk PT	120,346,949	696
*	Sentul City Tbk PT	76,466,000	688
	Bangun Kosambi Sukses PT	1,980,500	687
*,3	Armidian Karyatama Tbk PT	34,315,100	—
			13,620
Ireland (0.0%)
	Irish Residential Properties REIT plc	1,817,878	2,168

		Shares	Market Value ($000)
Israel (3.1%)
	Azrieli Group Ltd.	125,984	16,895
	Big Shopping Centers Ltd.	56,048	13,481
	Melisron Ltd.	82,525	10,812
	Mivne Real Estate KD Ltd.	1,978,791	9,221
	Mega Or Holdings Ltd.	78,622	8,555
	Alony Hetz Properties & Investments Ltd.	555,801	7,334
	Amot Investments Ltd.	836,831	6,480
	Reit 1 Ltd.	693,601	6,089
	YH Dimri Construction & Development Ltd.	31,935	4,055
	Aura Investments Ltd.	526,193	3,710
*	Airport City Ltd.	197,362	3,671
	Israel Canada T.R Ltd.	558,880	3,154
	Sella Capital Real Estate Ltd.	828,072	2,966
*	Argo Properties NV	67,972	2,750
	Blue Square Real Estate Ltd.	18,671	2,725
	Summit Real Estate Holdings Ltd.	133,685	2,720
	Menivim- The New REIT Ltd.	2,672,631	2,077
	Africa Israel Residences Ltd.	21,572	2,021
	Gav-Yam Lands Corp. Ltd.	153,287	1,977
*	Electra Real Estate Ltd.	107,474	1,973
	Isras Investment Co. Ltd.	4,144	1,311
*	Prashkovsky Investments & Construction Ltd.	25,582	1,292
	G City Ltd.	341,464	1,052
	Property & Building Corp. Ltd.	7,437	935
	Land Development Nimrodi Group Ltd.	72,179	865
*	Hagag Group Real Estate Development	99,419	800
	Carasso Real Estate Ltd.	65,938	725
*	Orion Retail Properties Ltd.	44,453	39
			119,685
Italy (0.0%)
	Immobiliare Grande Distribuzione SIIQ SpA	195,241	828
Japan (22.6%)
	Mitsui Fudosan Co. Ltd.	9,639,671	110,537
	Mitsubishi Estate Co. Ltd.	4,334,045	110,457
	Sumitomo Realty & Development Co. Ltd.	3,241,934	90,278
	Daiwa House Industry Co. Ltd.	2,101,574	71,609
	Hulic Co. Ltd.	2,340,337	27,890
	Nippon Building Fund Inc.	29,957	27,788
	Daito Trust Construction Co. Ltd.	1,062,725	21,571
	Japan Real Estate Investment Corp.	24,653	19,890
	Japan Metropolitan Fund Investment	24,937	19,627
	Tokyu Fudosan Holdings Corp.	2,045,244	18,938
	Tokyo Tatemono Co. Ltd.	724,383	17,046
	Nomura Real Estate Master Fund Inc.	14,981	16,187
	GLP J-Reit	16,637	15,293
	KDX Realty Investment Corp.	13,998	15,144
	Nippon Prologis REIT Inc.	25,344	14,789
	Daiwa House REIT Investment Corp.	15,919	13,871
	Orix JREIT Inc.	19,140	12,818
	Nomura Real Estate Holdings Inc.	1,844,845	12,259
	United Urban Investment Corp.	10,611	12,259
	Invincible Investment Corp.	26,492	11,220
	Advance Residence Investment Corp.	9,886	10,729
	Japan Hotel REIT Investment Corp.	17,648	9,488
	Japan Prime Realty Investment Corp.	13,649	9,256
	Sekisui House REIT Inc.	14,924	8,764
	Industrial & Infrastructure Fund Investment Corp.	8,779	8,502
	Mitsui Fudosan Logistics Park Inc.	11,145	8,318
	Mitsui Fudosan Accommodations Fund Inc.	8,711	7,788
	Activia Properties Inc.	7,321	6,837
	LaSalle Logiport REIT	6,209	6,302
	Japan Logistics Fund Inc.	9,502	6,208
	Daiwa Securities Living Investments Corp.	8,272	6,139
	Daiwa Office Investment Corp.	2,379	5,668
	Comforia Residential REIT Inc.	7,365	5,319
	Frontier Real Estate Investment Corp.	8,897	5,241
	AEON REIT Investment Corp.	5,984	5,179

		Shares	Market Value ($000)
	Mori Hills REIT Investment Corp.	5,354	5,022
	Hulic REIT Inc.	4,258	4,740
	NTT UD REIT Investment Corp.	4,763	4,392
	Mitsubishi Estate Logistics REIT Investment Corp.	5,158	4,386
	Mori Trust REIT Inc.	8,725	4,383
	Tokyu REIT Inc.	2,978	3,992
	Starts Corp. Inc.	123,600	3,921
	Japan Excellent Inc.	4,019	3,886
	NIPPON REIT Investment Corp.	6,105	3,792
	Heiwa Real Estate REIT Inc.	3,750	3,699
	Star Asia Investment Corp.	9,260	3,594
	Katitas Co. Ltd.	178,092	3,519
	Leopalace21 Corp.	761,250	3,403
[1]	Kasumigaseki Capital Co. Ltd.	69,100	3,353
	Hoshino Resorts REIT Inc.	2,008	3,334
	Fukuoka REIT Corp.	2,686	3,239
	Global One Real Estate Investment Corp.	3,372	2,975
	Hankyu Hanshin REIT Inc.	2,414	2,559
	Heiwa Real Estate Co. Ltd.	170,564	2,496
	CRE Logistics REIT Inc.	2,141	2,306
	Ichigo Office REIT Investment Corp.	3,531	2,217
	Mirai Corp.	6,642	2,146
	SOSiLA Logistics REIT Inc.	2,513	2,080
	Tosei Corp.	198,500	2,022
	MIRARTH Real Estate Investment Corp.	3,164	1,912
	Samty Residential Investment Corp.	2,552	1,880
	Ichigo Inc.	696,700	1,839
	Keihanshin Building Co. Ltd.	145,500	1,804
	LA Holdings Co. Ltd.	25,400	1,642
	Sun Frontier Fudousan Co. Ltd.	93,600	1,485
	One REIT Inc.	2,373	1,395
	Sankei Real Estate Inc.	1,622	1,393
	Nippon Commercial Development Co. Ltd.	57,900	1,187
	Starts Proceed Investment Corp.	813	1,105
	Tosei REIT Investment Corp.	1,064	1,005
	ESCON Japan REIT Investment Corp.	1,241	1,004
	Mirarth Holdings Inc.	377,152	963
	Arealink Co. Ltd.	133,000	956
	Health Care & Medical Investment Corp.	1,215	950
	Goldcrest Co. Ltd.	43,740	940
	JSB Co. Ltd.	39,506	828
	TOC Co. Ltd.	152,529	826
	SRE Holdings Corp.	39,400	754
	Tokaido REIT Inc.	1,008	738
	Star Mica Holdings Co. Ltd.	73,600	695
*,1	TKP Corp.	44,200	678
[1]	Kasumigaseki Hotel REIT Investment Corp.	994	670
[1]	Dear Life Co. Ltd.	88,500	657
[1]	Ichigo Hotel REIT Investment Corp.	818	649
	Airport Facilities Co. Ltd.	101,600	645
	Marimo Regional Revitalization REIT Inc.	925	644
	CENTRAL REIT Investment Corp.	823	617
	Mugen Estate Co. Ltd.	41,100	555
	Nippon Hotel & Residential Investment Corp.	1,000	484
	Nisshin Group Holdings Co. Ltd.	92,100	481
[1]	Good Com Asset Co. Ltd.	52,600	446
	Japan Property Management Center Co. Ltd.	36,400	302
	Cosmos Initia Co. Ltd.	38,900	295
			883,089
Kuwait (0.5%)
	Mabanee Co. KPSC	2,214,366	7,247
*	Kuwait Real Estate Co. KSC	3,071,157	3,496
	Commercial Real Estate Co. KSC	5,018,398	3,372
	Salhia Real Estate Co. KSCP	1,575,206	2,003
*	National Real Estate Co. KPSC	4,005,939	932
*	United Real Estate Co. SAKP	910,362	829
*	Al Mazaya Holding Co. KSCP	1,866,410	430
	Kuwait Business Town Real Estate Co. KSCP	1,372,005	358

		Shares	Market Value ($000)
*	Real Estate Trade Centers Co. KSC	182,648	145
			18,812
Malaysia (1.1%)
	IOI Properties Group Bhd.	6,534,400	5,285
	Sime Darby Property Bhd.	13,729,800	5,231
	Sunway REIT	7,079,434	4,645
	IGB REIT	5,696,900	4,231
	Axis REIT	6,584,100	3,369
	Eco World Development Group Bhd. (XKLS)	4,695,300	2,657
	SP Setia Bhd. Group	10,272,600	2,563
	Pavilion REIT	5,207,700	2,563
	OSK Holdings Bhd.	4,613,800	1,965
	Matrix Concepts Holdings Bhd.	4,837,463	1,760
	Mah Sing Group Bhd.	5,982,225	1,747
	Capitaland Malaysia Trust	7,093,800	1,205
	KSL Holdings Bhd.	1,511,100	1,170
*	Tropicana Corp. Bhd.	3,171,300	955
	UEM Sunrise Bhd.	5,342,765	888
	YTL Hospitality REIT	2,768,900	816
	KIP REIT	2,819,800	669
*	Eastern & Oriental Bhd.	3,540,500	659
*	HCK Capital Group Bhd.	1,026,400	557
*	Paradigm REIT	2,028,100	525
	LBS Bina Group Bhd.	3,060,400	315
			43,775
Mexico (1.4%)
	Prologis Property Mexico SA de CV	3,724,172	17,112
	Fibra Uno Administracion SA de CV	9,497,985	14,772
	Corp. Inmobiliaria Vesta SAB de CV	3,054,350	9,445
	Fibra MTY SAPI de CV	7,773,000	6,605
[2]	FIBRA Macquarie Mexico	2,618,872	5,446
			53,380
Netherlands (0.5%)
[2]	CTP NV	448,306	9,773
	Eurocommercial Properties NV	153,245	4,521
	Wereldhave NV	130,025	3,221
	NSI NV	49,298	1,082
			18,597
New Zealand (0.2%)
	Goodman Property Trust	3,611,225	4,208
	Vital Healthcare Property Trust	1,935,176	2,297
			6,505
Norway (0.1%)
	Public Property Invest A/S	830,576	2,059
[2]	Entra ASA	170,916	2,002
			4,061
Philippines (0.8%)
	SM Prime Holdings Inc.	38,026,307	13,924
	Ayala Land Inc.	20,099,360	7,247
	AREIT Inc.	4,882,020	3,592
	RL Commercial REIT Inc.	20,108,900	2,465
	Robinson's Land Corp.	5,668,072	1,747
	Megaworld Corp.	32,692,100	1,220
	Citicore Energy REIT Corp.	8,788,000	515
			30,710
Poland (0.0%)
	Murapol SA	39,314	464
Qatar (0.2%)
	Barwa Real Estate Co.	7,503,871	5,645
*	Ezdan Holding Group QSC	5,663,257	1,616
	United Development Co. QSC	6,074,810	1,611
*	Mazaya Real Estate Development QPSC	1,379,301	220
			9,092
Russia (0.0%)
*,3	Etalon Group plc GDR (Registered)	993,429	—

		Shares	Market Value ($000)
Saudi Arabia (1.4%)
*	Dar Al Arkan Real Estate Development Co.	1,835,480	9,149
*	Umm Al Qura for Development & Construction Co.	1,645,171	8,465
	Makkah Construction & Development Co.	339,037	8,176
	Taiba Investments Co.	441,811	4,319
[2]	Arabian Centres Co. Ltd.	813,376	4,239
	Retal Urban Development Co.	750,669	2,552
*	Emaar Economic City	891,247	2,341
	Arriyadh Development Co.	398,463	2,304
	Jadwa REIT Saudi Fund	623,887	1,879
*	Saudi Real Estate Co.	455,340	1,759
	Al Rajhi REIT	803,737	1,721
*	Knowledge Economic City Co.	331,726	1,118
	Sedco Capital REIT Fund	481,405	906
	Alandalus Property Co.	155,366	724
	Bonyan REIT	234,841	603
	Riyad REIT Fund	426,808	585
*	Ladun Investment Co.	878,080	545
	Alkhabeer REIT	349,457	539
	Derayah REIT	383,748	528
	Sumou Real Estate Co.	58,592	516
	Alinma Hospitality REIT Fund	233,060	502
	Al Maather REIT Fund	162,870	402
	Alinma Retail REIT Fund	272,967	342
	Mulkia Gulf Real Estate REIT Fund	271,737	341
	Musharaka Real Estate Income Fund	265,888	303
	Alahli REIT Fund 1	155,760	266
			55,124
Singapore (5.7%)
	CapitaLand Integrated Commercial Trust	20,030,192	37,605
	CapitaLand Ascendas REIT	13,250,384	29,653
	City Developments Ltd.	1,985,990	14,471
	UOL Group Ltd.	1,609,678	13,748
	Mapletree Logistics Trust	11,821,123	12,577
	Keppel DC REIT	6,920,403	12,401
[1]	Mapletree Industrial Trust	7,411,991	12,287
	Mapletree Pan Asia Commercial Trust	7,856,241	9,010
	Suntec REIT	7,648,627	8,640
	Frasers Centrepoint Trust	4,867,888	8,571
	Keppel REIT	10,937,287	8,480
	Frasers Logistics & Commercial Trust	10,245,052	8,143
	CapitaLand Ascott Trust	9,406,212	7,260
	Parkway Life REIT	1,510,697	4,848
	ESR-REIT	1,923,836	4,131
	Lendlease Global Commercial REIT	7,774,918	3,902
	Capitaland India Trust	3,529,442	3,444
*	NTT DC REIT	2,844,600	2,902
	AIMS APAC REIT	2,210,488	2,611
	CapitaLand China Trust	4,069,208	2,508
	Starhill Global REIT	5,181,068	2,403
	OUE REIT	8,038,200	2,371
	Stoneweg Europe Stapled Trust	1,252,466	2,364
	CDL Hospitality Trusts	2,688,399	1,831
	Far East Hospitality Trust	3,770,292	1,809
	Digital Core REIT Management Pte. Ltd.	3,238,200	1,749
*	Yanlord Land Group Ltd.	1,891,804	1,079
	Sasseur REIT	1,953,400	1,053
	Centurion Corp. Ltd.	785,800	939
[1]	Prime US REIT	3,464,540	779
*	Manulife US REIT	6,388,110	458
[1]	LHN Ltd.	673,000	360
*	Yoma Strategic Holdings Ltd.	5,071,500	323
*,3	EC World REIT	1,188,500	242
			224,952
South Africa (2.0%)
	NEPI Rockcastle NV	2,170,973	19,770
	Growthpoint Properties Ltd.	11,875,661	12,970
	Redefine Properties Ltd.	24,938,250	9,567
	Vukile Property Fund Ltd.	4,314,188	6,600

		Shares	Market Value ($000)
	Fortress Real Estate Investments Ltd. Class B	4,172,614	6,105
	Resilient REIT Ltd.	1,024,680	5,106
	Hyprop Investments Ltd.	1,383,866	4,834
	Equites Property Fund Ltd.	2,857,990	3,180
	Attacq Ltd.	2,414,139	2,583
	Fairvest Ltd. Class B	5,580,084	2,286
	SA Corporate Real Estate Ltd.	9,138,986	2,061
[1]	Stor-Age Property REIT Ltd.	1,492,899	1,641
	Burstone Group Ltd.	2,161,225	1,232
			77,935
South Korea (0.3%)
	SK REITs Co. Ltd.	661,716	2,557
[1]	ESR Kendall Square REIT Co. Ltd.	641,536	1,967
	LOTTE REIT Co. Ltd.	535,237	1,620
[1]	Shinhan Alpha REIT Co. Ltd.	377,999	1,526
	Hanwha Reit Co. Ltd.	446,493	1,425
	JR Global REIT	652,096	1,055
[1]	IGIS Value Plus REIT Co. Ltd.	248,045	718
[1]	Koramco Life Infra Reit Co. Ltd.	209,000	659
			11,527
Spain (0.7%)
	Merlin Properties Socimi SA	1,386,781	20,640
	Colonial SFL Socimi SA	1,173,985	7,261
[2]	Aedas Homes SA	30,493	866
			28,767
Sweden (3.3%)
*	Fastighets AB Balder Class B	2,411,729	18,191
	Sagax AB Class B	756,545	16,683
	Castellum AB	1,280,150	15,825
	Wihlborgs Fastigheter AB	937,592	9,687
	Catena AB	161,163	8,366
	Pandox AB	364,887	7,873
	Fabege AB	676,194	6,246
	Wallenstam AB Class B	1,269,538	5,782
	Hufvudstaden AB Class A	372,683	5,150
	Cibus Nordic Real Estate AB publ	283,849	4,920
	Nyfosa AB	561,231	4,462
	NP3 Fastigheter AB	112,136	3,328
*	Swedish Logistic Property AB Class B	656,420	3,089
	Atrium Ljungberg AB Class B	780,410	2,956
	Dios Fastigheter AB	361,642	2,619
*,1	Samhallsbyggnadsbolaget i Norden AB	4,347,427	2,394
	Platzer Fastigheter Holding AB Class B	254,156	2,117
	Sagax AB Class D	439,357	1,675
	Logistea AB Class B	1,026,319	1,657
*,1	Sveafastigheter AB	264,636	1,170
	Corem Property Group AB Class B	2,410,816	1,116
	FastPartner AB Class A	171,922	884
*,1	Neobo Fastigheter AB	415,687	874
	Heba Fastighets AB Class B	244,470	827
*,1	Klarabo Sverige AB Class B	316,166	529
*	Samhallsbyggnadsbolaget i Norden AB Class D	409,733	499
	Corem Property Group AB Class D	6,592	177
			129,096
Switzerland (3.0%)
	Swiss Prime Site AG (Registered)	277,956	47,319
	PSP Swiss Property AG (Registered)	158,886	31,891
	Allreal Holding AG (Registered)	50,561	14,790
	Mobimo Holding AG (Registered)	25,796	12,991
	Intershop Holding AG	21,087	4,570
	Cham Swiss Properties AG	77,182	2,517
	Hiag Immobilien Holding AG	15,427	2,480
*,1	Peach Property Group AG	82,401	619
			117,177
Taiwan (1.1%)
[1]	Highwealth Construction Corp.	6,123,062	7,213
	Ruentex Development Co. Ltd.	6,742,483	6,162
[1]	Huaku Development Co. Ltd.	927,730	3,126

		Shares	Market Value ($000)
	Sakura Development Co. Ltd.	1,528,456	2,288
[1]	Da-Li Development Co. Ltd.	1,359,233	2,023
[1]	Farglory Land Development Co. Ltd.	926,631	1,953
	Chong Hong Construction Co. Ltd.	768,297	1,886
[1]	JSL Construction & Development Co. Ltd.	986,387	1,470
	Cathay Real Estate Development Co. Ltd.	2,090,100	1,463
[1]	Delpha Construction Co. Ltd.	1,753,000	1,460
[1]	Kindom Development Co. Ltd.	1,417,190	1,389
[1]	Prince Housing & Development Corp.	4,124,478	1,102
[1]	Yea Shin International Development Co. Ltd.	1,223,279	957
	Hung Sheng Construction Ltd.	1,395,520	889
[1]	Advancetek Enterprise Co. Ltd.	905,000	855
[1]	Crowell Development Corp.	922,850	803
[1]	Fu Hua Innovation Co. Ltd.	1,462,617	782
	Radium Life Tech Co. Ltd.	2,124,304	721
[1]	Shin Ruenn Development Co. Ltd.	479,198	715
[1]	Yungshin Construction & Development Co. Ltd.	351,000	662
	Hong Pu Real Estate Development Co. Ltd.	751,194	536
	Huang Hsiang Construction Corp.	449,406	530
[1]	Hua Yu Lien Development Co. Ltd.	265,491	514
*	Kuo Yang Construction Co. Ltd.	842,802	495
[1]	Jean Co. Ltd.	735,354	495
*	Shining Building Business Co. Ltd.	1,639,869	469
	KEE TAI Properties Co. Ltd.	1,360,547	466
	GTM Holdings Corp.	439,000	457
*,1	King's Town Construction Co. Ltd.	331,000	434
[1]	We&Win Diversification Co. Ltd.	534,000	368
	Pacific Construction Co.	975,000	279
	Hung Ching Development & Construction Co. Ltd.	299,000	274
*,1	We & Win Development Co. Ltd.	762,000	253
	San Far Property Ltd.	444,000	237
	Sweeten Real Estate Development Co. Ltd.	12,240	10
*,3	Taiwan Land Development Corp.	2,224,000	—
			43,736
Thailand (0.8%)
	Central Pattana PCL	4,642,800	8,494
	WHA Corp. PCL	25,075,386	2,763
	CPN Retail Growth Leasehold REIT	7,642,881	2,740
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	5,473,500	2,052
	WHA Premium Growth Freehold & Leasehold REIT Class F	6,039,496	2,050
	Axtra Future City Freehold & Leasehold REIT	4,115,400	1,661
	MBK PCL (XBKK)	2,717,032	1,555
	Land & Houses PCL (Registered)	12,306,200	1,524
	Supalai PCL	2,348,881	1,357
	LH Hotel Leasehold REIT Class F	2,853,800	1,178
	Sansiri PCL	23,178,625	1,010
	LH Shopping Centers Leasehold REIT Class F	2,407,800	964
	Amata Corp. PCL	1,933,923	961
	AP Thailand PCL	3,245,320	933
	BA Airport Leasehold REIT	2,735,300	914
	IMPACT Growth REIT	2,229,400	744
	Quality Houses PCL	14,399,500	591
	Bangkok Land PCL	29,902,295	428
	SC Asset Corp. PCL	7,417,040	403
*	Pruksa Real Estate PCL	3,024,500	173
			32,495
Turkiye (0.6%)
[1]	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	6,665,589	3,919
*	Peker Gayrimenkul Yatirim Ortakligi A/S	11,877,203	2,736
	Yeni Gimat Gayrimenkul Ortakligi A/S	643,107	2,061
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	3,085,481	1,690
*,1	Kuyumcukent Gayrimenkul Yatirimlari A/S	1,216,265	1,504
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	1,996,291	1,296
*	Tera Yatirim Teknoloji Holding A/S	3,869,447	1,236
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	512,916	984
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	7,360,970	893
*	Is Gayrimenkul Yatirim Ortakligi A/S	1,566,917	870
	AKIS Gayrimenkul Yatirimi A/S	3,888,479	783
*	DAP Gayrimenkul Gelistirme A/S	2,658,463	661

		Shares	Market Value ($000)
	Ronesans Gayrimenkul Yatirim A/S	164,576	612
	Avrupakent Gayrimenkul Yatirim Ortakligi A/S	398,303	520
*	Ozak Gayrimenkul Yatirim Ortakligi	1,416,441	498
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,511,929	489
	Pasifik Gayrimenkul Yatirim Ortakligi	7,725,368	486
*	Akfen Gayrimenkul Yatirim Ortakligi A/S	6,266,311	425
	Panora Gayrimenkul Yatirim Ortakligi	201,052	412
			22,075
United Arab Emirates (3.7%)
	Emaar Properties PJSC	21,462,987	87,799
	Aldar Properties PJSC	13,092,804	34,227
	Emaar Development PJSC	2,915,744	13,666
	Dubai Residential REIT	6,789,003	2,424
	TECOM Group PJSC	2,079,382	2,129
*	RAK Properties PJSC	5,080,702	1,800
	Deyaar Development PJSC	3,710,874	1,032
*	Eshraq Investments PJSC	4,610,770	565
*	Manazel PJSC	4,578,038	378
			144,020
United Kingdom (6.7%)
	Segro plc	4,688,352	48,846
	Land Securities Group plc	2,580,766	23,034
	LondonMetric Property plc	8,116,362	22,280
	British Land Co. plc	3,463,424	19,755
	Tritax Big Box REIT plc	8,610,809	19,546
	Shaftesbury Capital plc	6,764,636	13,308
	Primary Health Properties plc	8,992,849	12,765
	UNITE Group plc	1,639,728	12,753
	Derwent London plc	389,029	10,304
	Big Yellow Group plc	681,518	9,647
	Hammerson plc	1,838,390	8,927
	International Workplace Group plc	2,593,229	8,791
	Safestore Holdings plc	756,832	8,601
	Great Portland Estates plc	1,406,934	7,221
	Sirius Real Estate Ltd.	5,242,539	7,066
	Grainger plc	2,571,212	6,844
	Supermarket Income REIT plc	4,313,041	4,938
	Target Healthcare REIT plc	2,157,228	3,070
	Workspace Group plc	510,692	2,930
	Picton Property Income Ltd.	1,797,757	2,047
	Custodian Property Income REIT plc	1,587,723	1,845
	Schroder REIT Ltd.	1,704,295	1,311
	NewRiver REIT plc	1,261,304	1,254
	Harworth Group plc	543,796	1,226
[2]	Social Housing REIT plc	1,178,874	1,196
	Helical plc	386,292	1,019
	AEW UK REIT plc	551,378	810
[2]	Regional REIT Ltd.	457,690	642
*	Life Science REIT plc	1,134,100	638
	CLS Holdings plc	533,479	459
*,3	Home REIT plc	1,698,690	279
			263,352
Total Common Stocks (Cost $3,978,813)			3,888,813
Preferred Stock (0.0%)
	NP3 Fastigheter AB Preference Shares (Cost $637)	194,522	682
Warrants (0.0%)
*	Origin Property pcl Exp. 5/18/2028 (Cost $—)	787,949	7

		Shares	Market Value ($000)
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[4,5]	Vanguard Market Liquidity Fund, 3.704% (Cost $54,369)	543,728	54,373
Total Investments (100.8%) (Cost $4,033,819)			3,943,875
Other Assets and Liabilities—Net (-0.8%)			(31,724)
Net Assets (100%)			3,912,151
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $45,477.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $74,489, representing 1.9% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $52,735 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2026	44	6,681	239
MSCI Emerging Markets Index	March 2026	30	2,281	193
				432

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	3/18/2026	AUD	2,393	USD	1,584	82	—
Bank of Montreal	3/18/2026	GBP	1,214	USD	1,635	25	—
State Street Bank & Trust Co.	3/18/2026	HKD	34,004	USD	4,380	—	(20)
Citibank, N.A.	3/18/2026	INR	676,528	USD	7,470	—	(121)
Toronto-Dominion Bank	3/18/2026	JPY	387,581	USD	2,477	38	—
JPMorgan Chase Bank, N.A.	3/18/2026	USD	5,000	AUD	7,482	—	(210)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	539	BRL	3,006	—	(26)
Toronto-Dominion Bank	3/18/2026	USD	602	CAD	829	—	(9)
State Street Bank & Trust Co.	3/18/2026	USD	1,841	CHF	1,462	—	(61)
Toronto-Dominion Bank	3/18/2026	USD	1,833	CHF	1,462	—	(69)
Toronto-Dominion Bank	3/18/2026	USD	3,678	EUR	3,146	—	(59)
State Street Bank & Trust Co.	3/18/2026	USD	4,810	GBP	3,612	—	(131)
Standard Chartered Bank	3/18/2026	USD	4,380	HKD	34,004	21	—
UBS AG	3/18/2026	USD	5,153	JPY	800,164	—	(38)
Toronto-Dominion Bank	3/18/2026	USD	2,896	JPY	448,768	—	(16)
Barclays Bank plc	3/18/2026	USD	630	MXN	11,608	—	(32)
Toronto-Dominion Bank	3/18/2026	USD	2,132	SEK	19,822	—	(99)

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
UBS AG	3/18/2026	USD	147	SGD	189	—	(3)
Goldman Sachs International	3/18/2026	USD	785	ZAR	13,472	—	(46)
						166	(940)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
MXN—Mexican peso.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.
ZAR—South African rand.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Allos SA	1/29/2027	CITNA	3,983	(3.640)	458	—
China Merchants Shekou Industrial Zone Holdings Co. Ltd.	2/2/2027	CITNA	2,855	(3.640)	183	—
China Vanke Co. Ltd.	2/2/2027	CITNA	1,446	(3.640)	28	—
Multiplan Empreendimentos Imobiliarios SA	8/31/2026	BANA	4,993	(3.630)	15	—
Poly Developments Holdings Group Co. Ltd.	2/2/2027	CITNA	2,441	(3.640)	105	—
					789	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	139,111	3,748,561	1,141	3,888,813
Preferred Stock	—	682	—	682
Warrants	7	—	—	7
Temporary Cash Investments	54,373	—	—	54,373
Total	193,491	3,749,243	1,141	3,943,875
Derivative Financial Instruments
Assets
Futures Contracts[1]	432	—	—	432
Forward Currency Contracts	—	166	—	166
Swap Contracts	—	789	—	789
Total	432	955	—	1,387
Liabilities
Forward Currency Contracts	—	(940)	—	(940)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.